Subsequent Events (Details) - Navios Logistics - Subsequent event - USD ($) $ in Thousands	6 Months Ended
	Jul. 10, 2020	Jul. 08, 2020
Subsequent Event [Line Items]
Dividends declared	$ 6,381
Common Stock Dividends Shares	2,414,263
Senior Notes 2025
Subsequent Event [Line Items]
Fixed interest rate		10.75%
Face amount at issuance date		$ 500,000
Maturity date		Jul. 01, 2025